Quarterly portfolio holdings
John Hancock
High Yield Fund
Fixed income
August 31, 2025
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 8-31-25 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 0.3%				$4,323,143
(Cost $4,217,709)
U.S. Government Agency 0.3%				4,323,143
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	5.500	07-01-53	1,562,822	1,582,926
30 Yr Pass Thru	6.000	09-01-53	1,421,180	1,467,923

Federal National Mortgage Association 30 Yr Pass Thru	5.500	07-01-53	1,256,310	1,272,294
Corporate bonds 91.5%				$1,331,412,660
(Cost $1,336,174,103)
Communication services 15.2%				221,386,212
Diversified telecommunication services 2.5%
Connect Finco SARL (A)	9.000	09-15-29	1,810,000	1,885,710
Frontier Florida LLC	6.860	02-01-28	6,250,000	6,476,563
GCI LLC (A)	4.750	10-15-28	7,883,000	7,677,135
Level 3 Financing, Inc. (A)	6.875	06-30-33	8,259,000	8,333,125
Level 3 Financing, Inc. (A)	7.000	03-31-34	5,480,000	5,517,220
Maya SAS (A)	7.000	04-15-32	3,146,000	3,235,626
Windstream Services LLC (A)	8.250	10-01-31	2,822,000	2,935,379
Entertainment 2.7%
AMC Entertainment Holdings, Inc. (A)(B)	7.500	02-15-29	1,520,000	1,227,400
Cinemark USA, Inc. (A)	7.000	08-01-32	1,004,000	1,040,231
Live Nation Entertainment, Inc. (A)	4.750	10-15-27	7,985,000	7,918,516
Playtika Holding Corp. (A)	4.250	03-15-29	6,258,000	5,757,360
ROBLOX Corp. (A)	3.875	05-01-30	4,832,000	4,594,068
Univision Communications, Inc. (A)	8.500	07-31-31	5,647,000	5,819,013
Univision Communications, Inc. (A)	9.375	08-01-32	1,485,000	1,563,842
WarnerMedia Holdings, Inc. (B)	4.279	03-15-32	12,546,000	10,827,198
Interactive media and services 1.7%
ANGI Group LLC (A)(B)	3.875	08-15-28	2,922,000	2,751,604
Arches Buyer, Inc. (A)	6.125	12-01-28	1,919,000	1,860,810
Cars.com, Inc. (A)	6.375	11-01-28	3,434,000	3,431,443
Match Group Holdings II LLC (A)	5.625	02-15-29	5,239,000	5,243,694
Match Group Holdings II LLC (A)	6.125	09-15-33	4,077,000	4,121,835
Snap, Inc. (A)	6.875	03-01-33	3,919,000	3,959,734
ZipRecruiter, Inc. (A)	5.000	01-15-30	5,190,000	4,204,520
Media 7.7%
Altice Financing SA (A)	5.750	08-15-29	3,522,000	2,791,185
Altice Financing SA (A)	9.625	07-15-27	5,173,000	4,810,890
Altice France Holding SA (A)(C)	10.500	05-15-27	3,550,000	1,278,000
Altice France SA (A)	5.500	10-15-29	3,744,000	3,210,480
Altice France SA (A)(C)	8.125	02-01-27	3,761,000	3,481,878
CCO Holdings LLC (A)	4.250	02-01-31	3,829,000	3,531,926
CCO Holdings LLC (A)	4.500	08-15-30	7,721,000	7,308,396
CCO Holdings LLC (A)	5.125	05-01-27	5,595,000	5,566,803
CCO Holdings LLC (A)	5.375	06-01-29	6,370,000	6,320,531
CCO Holdings LLC (A)	6.375	09-01-29	5,030,000	5,106,637
CCO Holdings LLC (A)(B)	7.375	03-01-31	7,731,000	7,999,238
Clear Channel Outdoor Holdings, Inc. (A)	7.125	02-15-31	1,386,000	1,407,869
CSC Holdings LLC (A)	6.500	02-01-29	4,279,000	3,372,443
CSC Holdings LLC (A)	11.750	01-31-29	4,883,000	4,478,875
Directv Financing LLC (A)	10.000	02-15-31	6,293,000	6,255,991
DISH DBS Corp.	5.125	06-01-29	1,828,000	1,509,015
DISH DBS Corp. (A)	5.250	12-01-26	2,125,000	2,061,330
DISH DBS Corp. (A)	5.750	12-01-28	1,842,000	1,733,348
2	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media (continued)
DISH Network Corp. (A)	11.750	11-15-27	5,825,000	$6,158,589
Gray Media, Inc. (A)(B)	4.750	10-15-30	708,000	531,396
Gray Media, Inc. (A)	7.250	08-15-33	1,391,000	1,370,364
Gray Media, Inc. (A)	10.500	07-15-29	1,400,000	1,523,831
iHeartCommunications, Inc. (A)	10.875	05-01-30	6,037,200	3,571,719
Scripps Escrow II, Inc. (A)	5.375	01-15-31	2,554,000	1,801,472
Sirius XM Radio LLC (A)	4.000	07-15-28	6,553,000	6,324,192
Sirius XM Radio LLC (A)	5.500	07-01-29	4,832,000	4,825,103
Stagwell Global LLC (A)	5.625	08-15-29	5,413,000	5,220,912
The EW Scripps Company (A)	9.875	08-15-30	549,000	516,081
Virgin Media Finance PLC (A)	5.000	07-15-30	2,741,000	2,507,033
Virgin Media Secured Finance PLC (A)	5.500	05-15-29	5,891,000	5,800,534
Wireless telecommunication services 0.6%
C&W Senior Finance, Ltd. (A)	9.000	01-15-33	3,278,000	3,441,680
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year SOFR Spread-Adjusted ICE Swap Rate + 4.854% to 7-19-42, then 5 Year SOFR Spread-Adjusted ICE Swap Rate + 5.604%) (D)	6.875	07-19-27	5,190,000	5,186,445
Consumer discretionary 16.2%				235,413,750
Automobile components 1.2%
Clarios Global LP (A)	6.750	05-15-28	3,288,000	3,361,388
The Goodyear Tire & Rubber Company (B)	5.000	07-15-29	2,169,000	2,103,021
The Goodyear Tire & Rubber Company	5.250	07-15-31	1,213,000	1,151,909
ZF North America Capital, Inc. (A)	6.750	04-23-30	3,801,000	3,706,355
ZF North America Capital, Inc. (A)	6.875	04-14-28	6,152,000	6,231,392
ZF North America Capital, Inc. (A)	7.125	04-14-30	1,301,000	1,295,200
Automobiles 0.6%
Nissan Motor Acceptance Company LLC (A)	7.050	09-15-28	3,567,000	3,690,493
Nissan Motor Company, Ltd. (A)	7.500	07-17-30	3,395,000	3,547,072
Nissan Motor Company, Ltd. (A)	7.750	07-17-32	1,641,000	1,718,984
Broadline retail 1.9%
Kohl’s Corp.	5.125	05-01-31	1,867,000	1,468,966
Kohl’s Corp. (A)	10.000	06-01-30	3,719,000	3,994,083
Liberty Interactive LLC	8.250	02-01-30	8,512,000	1,127,840
Macy’s Retail Holdings LLC (A)	5.875	03-15-30	1,286,000	1,273,470
Macy’s Retail Holdings LLC (A)	6.125	03-15-32	440,000	429,460
Macy’s Retail Holdings LLC (A)	7.375	08-01-33	2,976,000	3,055,700
Nordstrom, Inc. (B)	4.250	08-01-31	4,285,000	3,774,657
QVC, Inc. (A)	6.875	04-15-29	3,621,000	1,741,318
Rakuten Group, Inc. (6.250% to 4-22-31, then 5 Year CMT + 4.956% to 4-22-51, then 5 Year CMT + 5.706%) (A)(B)(D)	6.250	04-22-31	1,577,000	1,484,203
Rakuten Group, Inc. (8.125% to 12-15-29, then 5 Year CMT + 4.250%) (A)(D)	8.125	12-15-29	1,201,000	1,234,356
Rakuten Group, Inc. (A)	11.250	02-15-27	3,971,000	4,293,624
SGUS LLC (A)	11.000	12-15-29	1,187,313	1,043,629
Wand NewCo 3, Inc. (A)	7.625	01-30-32	2,586,000	2,736,024
Diversified consumer services 0.3%
Sotheby’s (A)	7.375	10-15-27	4,968,000	4,913,316
Hotels, restaurants and leisure 7.5%
Affinity Interactive (A)	6.875	12-15-27	5,292,000	3,040,307
Boyd Gaming Corp. (A)	4.750	06-15-31	4,106,000	3,951,931
Brightstar Lottery PLC (A)	6.250	01-15-27	8,255,000	8,337,822
Caesars Entertainment, Inc. (A)	6.500	02-15-32	13,047,000	13,375,576
Caesars Entertainment, Inc. (A)	7.000	02-15-30	8,686,000	8,982,349
Carnival Corp. (A)	5.875	06-15-31	4,263,000	4,370,193
Carnival Corp. (A)	6.000	05-01-29	1,588,000	1,608,592
CEC Entertainment LLC (A)	6.750	05-01-26	4,977,000	4,956,729
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	3

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Choice Hotels International, Inc.	5.850	08-01-34	5,274,000	$5,334,880
Fontainebleau Las Vegas Holdings LLC (A)(C)	11.000	06-15-15	2,983,778	298
Full House Resorts, Inc. (A)(B)	8.250	02-15-28	4,181,000	4,003,081
Hilton Grand Vacations Borrower LLC (A)	4.875	07-01-31	4,011,000	3,734,694
Hilton Grand Vacations Borrower LLC (A)	6.625	01-15-32	6,012,000	6,134,627
Jacobs Entertainment, Inc. (A)	6.750	02-15-29	2,760,000	2,676,295
Lindblad Expeditions LLC (A)	7.000	09-15-30	1,498,000	1,534,103
Marriott Ownership Resorts, Inc. (A)(B)	4.500	06-15-29	5,602,000	5,413,480
Midwest Gaming Borrower LLC (A)	4.875	05-01-29	5,646,000	5,462,040
New Red Finance, Inc. (A)	3.875	01-15-28	4,439,000	4,320,786
Resorts World Las Vegas LLC (A)	8.450	07-27-30	4,400,000	4,423,933
Sabre GLBL, Inc. (A)	8.625	06-01-27	1,534,000	1,552,625
Sabre GLBL, Inc. (A)	10.750	11-15-29	3,622,000	3,501,540
Sabre GLBL, Inc. (A)	11.125	07-15-30	3,967,000	3,888,057
Wyndham Hotels & Resorts, Inc. (A)	4.375	08-15-28	4,469,000	4,363,141
Yum! Brands, Inc.	5.375	04-01-32	4,389,000	4,415,271
Household durables 1.5%
KB Home	4.000	06-15-31	4,092,000	3,807,151
KB Home	7.250	07-15-30	3,082,000	3,171,153
Newell Brands, Inc.	6.375	09-15-27	4,562,000	4,612,437
Newell Brands, Inc. (A)	8.500	06-01-28	5,103,000	5,387,365
Whirlpool Corp.	6.125	06-15-30	4,269,000	4,316,454
Specialty retail 3.0%
Amer Sports Company (A)	6.750	02-16-31	4,404,000	4,590,615
Asbury Automotive Group, Inc. (A)	5.000	02-15-32	5,015,000	4,821,372
Group 1 Automotive, Inc. (A)	4.000	08-15-28	4,114,000	3,991,854
Group 1 Automotive, Inc. (A)	6.375	01-15-30	2,305,000	2,361,742
Lithia Motors, Inc. (A)	3.875	06-01-29	6,707,000	6,431,261
Lithia Motors, Inc. (A)	4.375	01-15-31	2,762,000	2,625,103
PetSmart LLC (A)	7.500	09-15-32	3,404,000	3,368,667
PetSmart LLC (A)	10.000	09-15-33	2,006,000	1,964,964
Saks Global Enterprises LLC (A)	11.000	12-15-29	919,750	209,243
Saks Global Enterprises LLC (A)	11.000	12-15-29	1,839,500	726,603
The Michaels Companies, Inc. (A)	7.875	05-01-29	4,697,000	3,184,301
Valvoline, Inc. (A)	3.625	06-15-31	2,498,000	2,278,525
Wayfair LLC (A)	7.250	10-31-29	1,266,000	1,290,850
Wayfair LLC (A)	7.750	09-15-30	5,057,000	5,224,660
Textiles, apparel and luxury goods 0.2%
Beach Acquisition Bidco LLC (10.000% Cash or 10.750% PIK) (A)	10.000	07-15-33	2,158,000	2,290,620
Consumer staples 3.9%				55,983,834
Consumer staples distribution and retail 1.0%
Albertsons Companies, Inc. (A)	6.500	02-15-28	4,093,000	4,170,992
Performance Food Group, Inc. (A)	4.250	08-01-29	4,378,000	4,239,542
US Foods, Inc. (A)	4.750	02-15-29	3,449,000	3,397,231
US Foods, Inc. (A)	5.750	04-15-33	2,490,000	2,498,130
Food products 1.9%
Froneri Lux FinCo SARL (A)	6.000	08-01-32	13,951,000	14,027,177
Lamb Weston Holdings, Inc. (A)	4.125	01-31-30	4,675,000	4,482,166
Post Holdings, Inc. (A)	5.500	12-15-29	2,683,000	2,674,670
Post Holdings, Inc. (A)	6.375	03-01-33	3,438,000	3,472,909
Simmons Foods, Inc. (A)	4.625	03-01-29	3,012,000	2,892,377
Personal care products 1.0%
Edgewell Personal Care Company (A)	4.125	04-01-29	3,407,000	3,241,978
Edgewell Personal Care Company (A)	5.500	06-01-28	4,179,000	4,158,525
4	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer staples (continued)
Personal care products (continued)
HLF Financing Sarl LLC (A)	12.250	04-15-29	1,629,000	$1,767,512
Opal Bidco SAS (A)	6.500	03-31-32	4,875,000	4,960,625
Energy 11.0%				159,932,430
Energy equipment and services 0.8%
Archrock Partners LP (A)	6.250	04-01-28	1,400,000	1,404,689
Archrock Partners LP (A)	6.625	09-01-32	4,469,000	4,581,114
USA Compression Partners LP	6.875	09-01-27	2,904,000	2,904,619
USA Compression Partners LP (A)	7.125	03-15-29	1,463,000	1,499,686
Valaris, Ltd. (A)	8.375	04-30-30	1,430,000	1,488,753
Oil, gas and consumable fuels 10.2%
Antero Midstream Partners LP (A)	5.375	06-15-29	4,455,000	4,428,426
Ascent Resources Utica Holdings LLC (A)	5.875	06-30-29	5,363,000	5,350,068
Blue Racer Midstream LLC (A)	7.000	07-15-29	1,781,000	1,852,890
Buckeye Partners LP (A)	6.750	02-01-30	1,147,000	1,191,325
Buckeye Partners LP (A)	6.875	07-01-29	3,446,000	3,571,255
Civitas Resources, Inc. (A)	8.750	07-01-31	4,453,000	4,580,899
Civitas Resources, Inc. (A)	9.625	06-15-33	2,747,000	2,907,539
CNX Resources Corp. (A)	6.000	01-15-29	3,304,000	3,311,110
Crescent Energy Finance LLC (A)	8.375	01-15-34	6,975,000	7,078,125
Delek Logistics Partners LP (A)	7.125	06-01-28	2,651,000	2,661,196
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (D)	7.125	05-15-30	4,241,000	4,352,038
Excelerate Energy LP (A)	8.000	05-15-30	3,685,000	3,924,109
Genesis Energy LP	8.000	05-15-33	2,367,000	2,472,455
Genesis Energy LP	8.250	01-15-29	5,273,000	5,505,233
Global Partners LP (A)	7.125	07-01-33	1,483,000	1,517,846
Hess Midstream Operations LP (A)	6.500	06-01-29	961,000	993,636
Hilcorp Energy I LP (A)	5.750	02-01-29	3,038,000	2,998,726
Hilcorp Energy I LP (A)	6.000	04-15-30	2,882,000	2,852,155
Howard Midstream Energy Partners LLC (A)	6.625	01-15-34	1,242,000	1,262,293
Howard Midstream Energy Partners LLC (A)	7.375	07-15-32	964,000	1,005,278
Kinetik Holdings LP (A)	6.625	12-15-28	1,271,000	1,307,626
Long Ridge Energy LLC (A)	8.750	02-15-32	4,057,000	4,202,168
MEG Energy Corp. (A)	5.875	02-01-29	4,164,000	4,190,062
Parkland Corp. (A)	4.625	05-01-30	1,486,000	1,438,366
Parkland Corp. (A)	5.875	07-15-27	5,691,000	5,687,404
Permian Resources Operating LLC (A)	7.000	01-15-32	3,827,000	3,967,872
Range Resources Corp.	8.250	01-15-29	3,300,000	3,386,635
Rockies Express Pipeline LLC (A)	6.750	03-15-33	4,233,000	4,421,694
SM Energy Company (A)	7.000	08-01-32	4,250,000	4,280,562
South Bow Canadian Infrastructure Holdings, Ltd. (7.500% to 3-1-35, then 5 Year CMT + 3.667%) (B)	7.500	03-01-55	2,912,000	3,043,599
Sunoco LP	4.500	04-30-30	3,099,000	2,994,779
Sunoco LP	6.000	04-15-27	3,547,000	3,549,855
TransMontaigne Partners LLC (A)	8.500	06-15-30	1,336,000	1,405,280
Venture Global Calcasieu Pass LLC (A)	6.250	01-15-30	3,187,000	3,318,818
Venture Global LNG, Inc. (A)(B)	7.000	01-15-30	4,051,000	4,174,337
Venture Global LNG, Inc. (9.000% to 9-30-29, then 5 Year CMT + 5.440%) (A)(D)	9.000	09-30-29	15,321,000	15,214,393
Venture Global LNG, Inc. (A)	9.500	02-01-29	7,657,000	8,418,213
Venture Global Plaquemines LNG LLC (A)	6.500	01-15-34	1,707,000	1,782,052
Venture Global Plaquemines LNG LLC (A)	7.500	05-01-33	6,795,000	7,453,252
Financials 10.2%				148,403,500
Banks 0.4%
Popular, Inc.	7.250	03-13-28	4,788,000	5,053,844
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	5

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets 0.9%
Boost Newco Borrower LLC (A)	7.500	01-15-31	3,264,000	$3,462,902
Brookfield Finance, Inc. (6.300% to 1-15-35, then 5 Year CMT + 2.076%)	6.300	01-15-55	3,149,000	3,069,248
Focus Financial Partners LLC (A)	6.750	09-15-31	6,194,000	6,400,725
Consumer finance 1.8%
Credit Acceptance Corp. (A)	6.625	03-15-30	2,318,000	2,347,986
goeasy, Ltd. (A)	7.375	10-01-30	4,814,000	4,959,917
OneMain Finance Corp.	6.125	05-15-30	6,070,000	6,164,549
OneMain Finance Corp.	6.750	03-15-32	1,382,000	1,414,791
OneMain Finance Corp.	7.875	03-15-30	8,128,000	8,599,278
PHH Escrow Issuer LLC (A)	9.875	11-01-29	1,677,000	1,682,108
Rfna LP (A)	7.875	02-15-30	1,369,000	1,416,847
Financial services 3.5%
Accelerate360 Holdings LLC (11.000% Cash or 12.500% PIK) (A)	11.000	12-01-31	1,940,720	2,163,903
Block, Inc.	3.500	06-01-31	6,287,000	5,807,962
Block, Inc. (A)	5.625	08-15-30	3,192,000	3,262,867
Block, Inc. (A)	6.000	08-15-33	2,554,000	2,622,066
Freedom Mortgage Corp. (A)	12.250	10-01-30	4,483,000	4,971,974
Freedom Mortgage Holdings LLC (A)	7.875	04-01-33	1,465,000	1,489,424
Freedom Mortgage Holdings LLC (A)	8.375	04-01-32	1,881,000	1,940,031
Nationstar Mortgage Holdings, Inc. (A)	6.500	08-01-29	3,458,000	3,540,325
Osaic Holdings, Inc. (A)	6.750	08-01-32	2,130,000	2,170,272
Osaic Holdings, Inc. (A)	8.000	08-01-33	279,000	282,687
PennyMac Financial Services, Inc. (A)	6.750	02-15-34	2,820,000	2,839,242
PennyMac Financial Services, Inc. (A)	6.875	05-15-32	2,290,000	2,344,587
PennyMac Financial Services, Inc. (A)	6.875	02-15-33	2,138,000	2,184,510
Rocket Companies, Inc. (A)	6.125	08-01-30	10,323,000	10,621,851
Rocket Companies, Inc. (A)	6.375	08-01-33	3,044,000	3,158,835
Walker & Dunlop, Inc. (A)	6.625	04-01-33	1,983,000	2,063,133
Insurance 3.3%
Acrisure LLC (A)	7.500	11-06-30	5,162,000	5,348,307
Acrisure LLC (A)	8.500	06-15-29	2,384,000	2,506,635
Alliant Holdings Intermediate LLC (A)	6.750	04-15-28	4,000,000	4,080,372
Alliant Holdings Intermediate LLC (A)	7.000	01-15-31	3,813,000	3,943,565
Alliant Holdings Intermediate LLC (A)	7.375	10-01-32	3,273,000	3,371,959
Amynta Agency Borrower, Inc. (A)	7.500	07-15-33	489,000	499,512
Baldwin Insurance Group Holdings LLC (A)	7.125	05-15-31	2,245,000	2,329,958
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (A)	7.950	10-15-54	3,453,000	3,633,578
Howden UK Refinance PLC (A)	7.250	02-15-31	4,361,000	4,504,141
HUB International, Ltd. (A)	7.250	06-15-30	6,093,000	6,373,120
HUB International, Ltd. (A)	7.375	01-31-32	2,964,000	3,117,627
Panther Escrow Issuer LLC (A)	7.125	06-01-31	5,281,000	5,480,041
Ryan Specialty LLC (A)	5.875	08-01-32	2,557,000	2,574,490
Mortgage real estate investment trusts 0.3%
Blackstone Mortgage Trust, Inc. (A)	7.750	12-01-29	4,318,000	4,604,331
Health care 6.4%				93,575,792
Health care equipment and supplies 1.6%
Medline Borrower LP (A)	5.250	10-01-29	8,578,000	8,494,604
Medline Borrower LP (A)	6.250	04-01-29	9,292,000	9,545,625
Varex Imaging Corp. (A)	7.875	10-15-27	5,622,000	5,732,579
Health care providers and services 3.0%
Acadia Healthcare Company, Inc. (A)(B)	7.375	03-15-33	4,295,000	4,472,744
AdaptHealth LLC (A)	4.625	08-01-29	5,609,000	5,303,285
AMN Healthcare, Inc. (A)(B)	4.000	04-15-29	3,534,000	3,296,065
DaVita, Inc. (A)	3.750	02-15-31	4,428,000	4,040,566
6	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
DaVita, Inc. (A)	4.625	06-01-30	6,250,000	$6,017,028
HealthEquity, Inc. (A)	4.500	10-01-29	5,910,000	5,713,128
Raven Acquisition Holdings LLC (A)	6.875	11-15-31	2,555,000	2,602,817
Tenet Healthcare Corp.	4.375	01-15-30	3,567,000	3,463,807
Tenet Healthcare Corp.	5.125	11-01-27	3,033,000	3,024,190
Tenet Healthcare Corp.	6.125	10-01-28	2,270,000	2,271,639
Tenet Healthcare Corp.	6.750	05-15-31	3,442,000	3,577,474
Pharmaceuticals 1.8%
Bausch Health Companies, Inc. (A)	10.000	04-15-32	9,975,000	10,357,551
Endo Finance Holdings, Inc. (A)(B)	8.500	04-15-31	5,511,000	5,867,049
IQVIA, Inc. (A)	6.500	05-15-30	3,911,000	4,055,511
Organon & Company (A)	4.125	04-30-28	5,994,000	5,740,130
Industrials 11.6%				169,208,839
Aerospace and defense 1.5%
Axon Enterprise, Inc. (A)	6.125	03-15-30	1,417,000	1,455,856
Axon Enterprise, Inc. (A)	6.250	03-15-33	1,416,000	1,463,733
TransDigm, Inc.	4.875	05-01-29	7,492,000	7,355,525
TransDigm, Inc. (A)	6.375	03-01-29	4,563,000	4,671,750
TransDigm, Inc. (A)	6.750	01-31-34	3,868,000	3,992,788
TransDigm, Inc. (A)	7.125	12-01-31	3,270,000	3,408,517
Air freight and logistics 0.1%
Stonepeak Nile Parent LLC (A)	7.250	03-15-32	2,024,000	2,124,888
Building products 1.0%
Builders FirstSource, Inc. (A)	4.250	02-01-32	1,241,000	1,166,440
Builders FirstSource, Inc. (A)	6.375	06-15-32	3,870,000	3,990,806
Builders FirstSource, Inc. (A)	6.750	05-15-35	2,738,000	2,855,333
JELD-WEN, Inc. (A)(B)	7.000	09-01-32	5,082,000	4,390,714
Miter Brands Acquisition Holdco, Inc. (A)	6.750	04-01-32	1,802,000	1,857,615
Commercial services and supplies 2.6%
Albion Financing 1 SARL (A)	7.000	05-21-30	3,060,000	3,157,623
Allied Universal Holdco LLC (A)	4.625	06-01-28	3,677,000	3,594,375
Allied Universal Holdco LLC (A)	6.875	06-15-30	6,108,000	6,290,489
Anagram Holdings LLC (0.000% Cash and 10.000% PIK) (A)(C)(E)	10.000	08-15-26	100,555	0
Cimpress PLC (A)	7.375	09-15-32	2,516,000	2,524,562
Clean Harbors, Inc. (A)	6.375	02-01-31	2,996,000	3,070,154
Garda World Security Corp. (A)	8.250	08-01-32	2,301,000	2,392,262
Garda World Security Corp. (A)	8.375	11-15-32	1,673,000	1,744,907
The Brink’s Company (A)	6.500	06-15-29	1,064,000	1,094,210
The GEO Group, Inc.	10.250	04-15-31	6,585,000	7,259,127
VT Topco, Inc. (A)	8.500	08-15-30	4,463,000	4,762,664
Wrangler Holdco Corp. (A)	6.625	04-01-32	1,737,000	1,810,741
Construction and engineering 1.1%
Arcosa, Inc. (A)	4.375	04-15-29	3,255,000	3,160,436
Brundage-Bone Concrete Pumping Holdings, Inc. (A)	7.500	02-01-32	4,104,000	4,094,782
Dycom Industries, Inc. (A)	4.500	04-15-29	4,671,000	4,556,546
Global Infrastructure Solutions, Inc. (A)	5.625	06-01-29	3,677,000	3,687,439
Electrical equipment 0.7%
EMRLD Borrower LP (A)	6.625	12-15-30	3,613,000	3,710,645
EMRLD Borrower LP (A)	6.750	07-15-31	4,192,000	4,335,995
Vertiv Group Corp. (A)	4.125	11-15-28	2,098,000	2,047,929
Ground transportation 0.1%
Watco Companies LLC (A)	7.125	08-01-32	1,723,000	1,801,460
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	7

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Machinery 1.0%
Enpro, Inc. (A)	6.125	06-01-33	2,913,000	$2,972,472
JB Poindexter & Company, Inc. (A)	8.750	12-15-31	3,573,000	3,690,163
Stanley Black & Decker, Inc. (6.707% to 3-15-30, then 5 Year CMT + 2.657%)	6.707	03-15-60	3,377,000	3,388,323
TK Elevator U.S. Newco, Inc. (A)	5.250	07-15-27	3,866,000	3,855,031
Passenger airlines 0.7%
American Airlines 2016-3 Class B Pass Through Trust	3.750	10-15-25	1,931,044	1,925,795
JetBlue Airways Corp. (A)	9.875	09-20-31	7,091,000	7,046,285
OneSky Flight LLC (A)	8.875	12-15-29	1,490,000	1,565,376
U.S. Airways Group, Inc. (C)(E)	0.000	06-01-12	606,056	0
Professional services 0.6%
Amentum Holdings, Inc. (A)	7.250	08-01-32	1,155,000	1,204,611
CACI International, Inc. (A)	6.375	06-15-33	3,448,000	3,556,413
TriNet Group, Inc. (A)	7.125	08-15-31	4,428,000	4,604,571
Trading companies and distributors 2.2%
Boise Cascade Company (A)(B)	4.875	07-01-30	3,651,000	3,570,041
FTAI Aviation Investors LLC (A)	7.000	06-15-32	5,818,000	6,071,985
Herc Holdings, Inc. (A)	6.625	06-15-29	2,564,000	2,641,120
Herc Holdings, Inc. (A)	7.000	06-15-30	2,839,000	2,954,655
United Rentals North America, Inc.	3.875	02-15-31	3,215,000	3,025,145
United Rentals North America, Inc.	4.000	07-15-30	4,338,000	4,143,462
WESCO Distribution, Inc. (A)	6.375	03-15-29	4,804,000	4,946,088
WESCO Distribution, Inc. (A)	6.375	03-15-33	1,435,000	1,488,405
WESCO Distribution, Inc. (A)	7.250	06-15-28	2,687,000	2,728,587
Information technology 5.9%				86,118,152
Communications equipment 0.2%
EchoStar Corp.	10.750	11-30-29	2,959,000	3,184,624
Electronic equipment, instruments and components 0.2%
Insight Enterprises, Inc. (A)	6.625	05-15-32	1,434,000	1,476,396
Zebra Technologies Corp. (A)	6.500	06-01-32	1,052,000	1,080,280
IT services 0.6%
CoreWeave, Inc. (A)	9.000	02-01-31	1,364,000	1,350,355
CoreWeave, Inc. (A)	9.250	06-01-30	1,907,000	1,913,837
Virtusa Corp. (A)	7.125	12-15-28	5,179,000	5,046,789
Semiconductors and semiconductor equipment 0.8%
Kioxia Holdings Corp. (A)	6.250	07-24-30	7,347,000	7,351,915
ON Semiconductor Corp. (A)	3.875	09-01-28	5,120,000	4,975,191
Software 3.4%
Cloud Software Group, Inc. (A)	6.500	03-31-29	4,884,000	4,937,709
Cloud Software Group, Inc. (A)	6.625	08-15-33	1,533,000	1,554,191
Cloud Software Group, Inc. (A)	8.250	06-30-32	8,557,000	9,148,528
Cloud Software Group, Inc. (A)	9.000	09-30-29	9,924,000	10,345,073
Consensus Cloud Solutions, Inc. (A)	6.500	10-15-28	4,182,000	4,197,913
NCR Voyix Corp. (A)	5.125	04-15-29	512,000	505,566
NCR Voyix Corp. (A)	5.250	10-01-30	3,515,000	3,376,734
Open Text Corp. (A)	3.875	02-15-28	3,664,000	3,561,409
Open Text Holdings, Inc. (A)	4.125	02-15-30	3,746,000	3,536,410
Pagaya US Holdings Company LLC (A)	8.875	08-01-30	1,041,000	1,043,678
UKG, Inc. (A)	6.875	02-01-31	6,481,000	6,701,743
Technology hardware, storage and peripherals 0.7%
Diebold Nixdorf, Inc. (A)	7.750	03-31-30	2,647,000	2,800,481
Seagate Data Storage Technology Pte, Ltd. (A)	5.750	12-01-34	4,721,000	4,584,517
Seagate Data Storage Technology Pte, Ltd. (A)	8.250	12-15-29	1,711,000	1,817,416
Xerox Holdings Corp. (A)	5.500	08-15-28	2,508,000	1,627,397
8	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Materials 6.4%				$93,137,833
Chemicals 1.7%
Ashland, Inc.	6.875	05-15-43	3,191,000	3,348,517
Celanese US Holdings LLC	7.050	11-15-30	5,431,000	5,646,866
Inversion Escrow Issuer LLC (A)	6.750	08-01-32	4,245,000	4,203,542
Olympus Water US Holding Corp. (A)	4.250	10-01-28	1,500,000	1,437,561
Qnity Electronics, Inc. (A)	5.750	08-15-32	1,725,000	1,753,599
Qnity Electronics, Inc. (A)	6.250	08-15-33	3,136,000	3,241,755
The Scotts Miracle-Gro Company	4.000	04-01-31	4,150,000	3,818,238
WR Grace Holdings LLC (A)	6.625	08-15-32	1,980,000	1,974,456
Construction materials 0.2%
Quikrete Holdings, Inc. (A)	6.375	03-01-32	1,030,000	1,062,292
Quikrete Holdings, Inc. (A)	6.750	03-01-33	1,256,000	1,301,884
Containers and packaging 2.4%
Ardagh Metal Packaging Finance USA LLC (A)	6.000	06-15-27	4,752,000	4,751,993
Ardagh Packaging Finance PLC (A)	4.125	08-15-26	7,670,000	7,286,500
Clydesdale Acquisition Holdings, Inc. (A)	6.750	04-15-32	2,269,000	2,331,318
Clydesdale Acquisition Holdings, Inc. (A)	6.875	01-15-30	4,444,000	4,568,876
Clydesdale Acquisition Holdings, Inc. (A)	8.750	04-15-30	1,724,000	1,776,623
Owens-Brockway Glass Container, Inc. (A)(B)	7.250	05-15-31	7,934,000	8,072,797
Sealed Air Corp. (A)	6.125	02-01-28	1,924,000	1,951,711
Sealed Air Corp. (A)	6.875	07-15-33	3,213,000	3,470,940
Trivium Packaging Finance BV (A)	8.250	07-15-30	937,000	995,235
Metals and mining 1.7%
Alcoa Nederland Holding BV (A)	4.125	03-31-29	3,292,000	3,170,148
Amsted Industries, Inc. (A)	6.375	03-15-33	1,434,000	1,468,825
Champion Iron Canada, Inc. (A)	7.875	07-15-32	1,101,000	1,149,044
Cleveland-Cliffs, Inc. (A)(B)	7.000	03-15-32	4,345,000	4,319,569
Cleveland-Cliffs, Inc. (A)	7.500	09-15-31	4,362,000	4,421,925
Fortescue Treasury Pty, Ltd. (A)	4.500	09-15-27	2,307,000	2,285,911
Fortescue Treasury Pty, Ltd. (A)	5.875	04-15-30	2,104,000	2,148,733
Midwest Vanadium Proprietary, Ltd. (A)(C)	13.250	02-15-18	1,951,648	1,952
Northwest Acquisitions ULC (A)(C)	7.125	11-01-22	1,140,000	11
Novelis Corp. (A)	4.750	01-30-30	3,896,000	3,746,645
Novelis Corp. (A)	6.375	08-15-33	2,269,000	2,292,307
Paper and forest products 0.4%
Magnera Corp. (A)	7.250	11-15-31	5,429,000	5,138,060
Real estate 2.5%				36,345,293
Health care REITs 0.3%
Diversified Healthcare Trust (A)(F)	5.682	01-15-26	3,495,000	3,422,268
MPT Operating Partnership LP (A)	8.500	02-15-32	808,000	847,131
Hotel and resort REITs 0.2%
XHR LP (A)	6.625	05-15-30	3,017,000	3,096,721
Real estate management and development 0.7%
Anywhere Real Estate Group LLC (A)(B)	7.000	04-15-30	1,943,471	1,913,304
Anywhere Real Estate Group LLC (A)	9.750	04-15-30	2,779,000	2,952,023
Fideicomiso Irrevocable de Emision, Administracion y Fuente de Pago Numero CIB/4323 (11.000% Cash and 2.000% PIK) (A)	13.000	09-12-30	1,764,910	1,394,279
Greystar Real Estate Partners LLC (A)	7.750	09-01-30	3,895,000	4,124,404
Specialized REITs 1.3%
Iron Mountain Information Management Services, Inc. (A)	5.000	07-15-32	3,982,000	3,827,507
Iron Mountain, Inc. (A)	4.875	09-15-29	8,669,000	8,521,192
Outfront Media Capital LLC (A)	7.375	02-15-31	2,602,000	2,745,695
Uniti Group LP (A)	10.500	02-15-28	3,327,000	3,500,769
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	9

	Rate (%)	Maturity date	Par value^	Value
Utilities 2.2%				$31,907,025
Electric utilities 0.6%
NRG Energy, Inc. (A)	3.625	02-15-31	5,973,000	5,509,557
PG&E Corp. (7.375% to 3-15-30, then 5 Year CMT + 3.883%)	7.375	03-15-55	2,925,000	2,902,724
Independent power and renewable electricity producers 1.6%
Alpha Generation LLC (A)	6.750	10-15-32	2,125,000	2,190,824
Calpine Corp. (A)	4.500	02-15-28	4,884,000	4,837,168
ContourGlobal Power Holdings SA (A)	6.750	02-28-30	4,589,000	4,738,143
Lightning Power LLC (A)	7.250	08-15-32	3,547,000	3,762,842
Talen Energy Supply LLC (A)	8.625	06-01-30	4,623,000	4,936,620

The AES Corp. (7.600% to 1-15-30, then 5 Year CMT + 3.201%)	7.600	01-15-55	2,948,000	3,029,147
Term loans (G) 2.8%				$41,038,535
(Cost $45,737,895)
Communication services 1.5%				21,742,853
Interactive media and services 1.0%
X Corp., 2025 Fixed Term Loan	9.500	10-26-29	14,371,000	14,116,921
Media 0.5%
Altice France SA, 2023 USD Term Loan B14 (3 month CME Term SOFR + 5.500%)	9.756	08-15-28	4,066,142	3,718,487
Townsquare Media, Inc., 2025 Term Loan (3 month CME Term SOFR + 5.000%)	9.195	02-19-30	4,390,388	3,907,445
Consumer discretionary 1.0%				14,500,586
Hotels, restaurants and leisure 1.0%
Dave & Buster’s, Inc., 2024 Term Loan B (3 month CME Term SOFR + 3.250%)	7.563	06-29-29	7,667,000	7,393,441
Fontainebleau Las Vegas LLC, Delayed Draw Term Loan (C)(E)	0.000	06-06-21	757,938	0
Fontainebleau Las Vegas LLC, Term Loan B (C)(E)	0.000	06-06-21	1,618,638	0
J&J Ventures Gaming LLC, 2025 Repriced Term Loan B (1 month CME Term SOFR + 3.500%)	7.816	04-26-30	7,208,497	7,107,145
Information technology 0.2%				2,843,038
Technology hardware, storage and peripherals 0.2%
Xerox Corp., 2023 Term Loan B (3 and 6 month CME Term SOFR + 4.000%)	8.273	11-19-29	3,052,107	2,843,038
Materials 0.1%				1,952,058
Chemicals 0.1%
Trinseo Holding Sarl, 2021 Term Loan B2 (1 and 3 month CME Term SOFR + 2.500%)	6.960	05-03-28	5,684,594	1,456,677
Metals and mining 0.0%

Arctic Canadian Diamond Company, Ltd., 2nd Lien PIK Term Loan (10.000% Cash or 12.500% PIK) (E)	10.000	12-31-27	511,968	495,381

Collateralized mortgage obligations 0.1%				$1,492,407
(Cost $0)
Commercial and residential 0.1%				1,492,407
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (A)	0.350	05-19-37	29,288,732	463,251
Series 2007-4, Class ES IO	0.350	07-19-37	30,328,048	479,429

Series 2007-6, Class ES IO (A)	0.343	08-19-37	33,289,172	549,727
Asset-backed securities 0.9%				$13,227,309
(Cost $12,470,019)
Asset-backed securities 0.9%				13,227,309
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class B (A)	5.450	04-20-48	4,107,287	4,026,121
MVW LLC
Series 2023-1A, Class D (A)	8.830	10-20-40	1,978,672	2,043,162
Neighborly Issuer LLC
Series 2023-1A, Class A2 (A)	7.308	01-30-53	6,986,850	7,158,026

10	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Common stocks 0.0%		$22,002
(Cost $7,200,876)
Communication services 0.0%		0
Media 0.0%
Granite Broadcasting Corp. (E)(H)	11,688	0
New Cotai, Inc., Class B (E)(H)(I)	11	0
Energy 0.0%		22,002
Energy equipment and services 0.0%
TPT Acquisition, Inc. (E)(H)	2,560	0
Oil, gas and consumable fuels 0.0%
KCAD Holdings I, Ltd. (E)(H)(I)	752,218,031	752
MWO Holdings LLC (E)(H)	1,134	0

Permian Production (E)(H)	35,417	21,250
Preferred securities 0.5%		$6,989,234
(Cost $10,209,048)
Communication services 0.0%		316,254
Wireless telecommunication services 0.0%
Telephone & Data Systems, Inc., 6.000%	16,912	316,254
Financials 0.4%		5,923,915
Insurance 0.4%
Athene Holding, Ltd., 7.250% (7.250% to 3-30-29, then 5 Year CMT + 2.986%)	233,685	5,923,915
Industrials 0.1%		749,065
Construction and engineering 0.1%

Glasstech, Inc., Series A (E)(H)(I)	143	131,560

Glasstech, Inc., Series B (E)(H)(I)	4,475	617,505
Escrow shares 0.0%		$8,762
(Cost $0)
Arctic Canadian Diamonds Holding Units (E)(H)	518	8,762

	Par value^	Value
Escrow certificates 0.0%		$25,256
(Cost $0)
Green Field Energy Services, Inc. (E)(H)	250,000	0
Green Field Energy Services, Inc. (E)(H)	6,000	0
Magellan Health, Inc. (E)(H)	4,380,000	0
Par Pharmaceutical, Inc. (E)(H)	770,000	25,256

	Yield (%)	Shares	Value
Short-term investments 4.7%			$69,372,004
(Cost $69,367,020)
Short-term funds 4.7%			69,372,004
John Hancock Collateral Trust (J)	4.1996(K)	6,935,051	69,372,004

Total investments (Cost $1,485,376,670) 100.8%	$1,467,911,312
Other assets and liabilities, net (0.8%)	(12,322,180)
Total net assets 100.0%	$1,455,589,132

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	11

PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $1,166,686,499 or 80.2% of the fund’s net assets as of 8-31-25.
(B)	All or a portion of this security is on loan as of 8-31-25. The value of securities on loan amounted to $41,416,013.
(C)	Non-income producing - Issuer is in default.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(F)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(G)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(H)	Non-income producing security.
(I)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to fund’s investments.
(J)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $43,242,917.
(K)	The rate shown is the annualized seven-day yield as of 8-31-25.
The fund had the following country composition as a percentage of net assets on 8-31-25:
United States	87.9%
Canada	3.2%
Luxembourg	2.3%
Japan	1.7%
France	1.3%
Other countries	3.6%
TOTAL	100.0%
12	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	2,633,000	USD	3,049,201	TD	9/17/2025	$33,946	—
USD	2,972,945	EUR	2,573,000	CITI	9/17/2025	—	$(39,944)
USD	70,774	EUR	60,000	TD	9/17/2025	516	—
						$34,462	$(39,944)

Derivatives Currency Abbreviations
EUR	Euro
USD	U.S. Dollar

Derivatives Abbreviations
CITI	Citibank, N.A.
OTC	Over-the-counter
TD	The Toronto-Dominion Bank
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	13

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2025, by major security category or type:
	Total value at 8-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$4,323,143	—	$4,323,143	—
Corporate bonds	1,331,412,660	—	1,331,412,660	—
Term loans	41,038,535	—	40,543,154	$495,381
Collateralized mortgage obligations	1,492,407	—	1,492,407	—
Asset-backed securities	13,227,309	—	13,227,309	—
Common stocks	22,002	—	—	22,002
Preferred securities	6,989,234	$6,240,169	—	749,065
Escrow shares	8,762	—	—	8,762
Escrow certificates	25,256	—	—	25,256
Short-term investments	69,372,004	69,372,004	—	—
Total investments in securities	$1,467,911,312	$75,612,173	$1,390,998,673	$1,300,466
Derivatives:
Assets
Forward foreign currency contracts	$34,462	—	$34,462	—
Liabilities
Forward foreign currency contracts	(39,944)	—	(39,944)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	6,935,051	$99,803,635	$225,746,059	$(256,180,568)	$(795)	$3,673	$404,221	—	$69,372,004
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Restricted securities. The fund may hold restricted securities which are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at August 31, 2025:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Glasstech, Inc., Series A	10-31-08	$449,145	143	—	—	143	0.0%[1]	$131,560
Glasstech, Inc., Series B	10-31-08	3,563,982	4,475	—	—	4,475	0.1%	617,505
KCAD Holdings I, Ltd.	3-21-11[2]	6,150,520	752,218,031	—	—	752,218,031	0.0%[1]	752
New Cotai, Inc., Class B	4-12-13[2]	0	11	—	—	11	0.0%	0
								$749,817

[1]	Less than 0.05%.
[2]	Reflects original acquisition date of security transferred in a merger with John Hancock Funds II High Yield Fund which took place after market close on 2-7-25.
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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